Convertible Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Debt [Abstract]
CONVERTIBLE DEBT

NOTE 4 — CONVERTIBLE DEBT

Convertible Debt

The Convertible Notes are separated into seven groups — A, B, C, D, E, F and BlinkBio — per the table below.

Group	Rate	Maturity	Collateral	Conversion Rate	March 31, 2024 Carrying Amount	December 31, 2023 Carrying Amount
A	10%	10/31/2024	None	80% – 87.5%	$1,153,383	$1,151,032
B	6%	10/31/2024	None	80%	$5,154,000	$5,154,000
C	6%	10/31/2024	None	80%	$3,945,020	$3,873,417
D	6%	10/31/2024	None	50%	$2,000,000	$1,950,160
E	6%	10/31/2024	None	50%	$1,100,000	$1,100,000
F	6%	10/31/2024	None	50%	$2,112,174	$1,381,732
Blink Bio	10%	3/15/2022	None	100%	$—	$—

Group A

Commencing in July 2018 through November 2021, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”). Interest on the unpaid principal balance accrues at a rate of 10% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80 – 87.5% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $3,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes) or $5,000,000, depending upon the signed agreement terms.

In the event that the Company raises aggregate additional cash proceeds of at least $3,000,000 or $5,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price. The Company, at its option, may pay and all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at March 31, 2024 and December 31, 2023 is summarized as follows:

Debt A	As of March 31, 2024	As of December 31, 2023
Principal amount outstanding	$1,154,000	$1,154,000
Less: discounts (issuance, redemptions)	(185,224)	(185,224)
Amortization of discounts	184,607	182,256
Carrying value	1,153,383	1,151,032
Less Related Party Portion	(100,000)	(100,000)
Convertible Notes – A	$1,053,383	$1,051,032

Group B

Commencing in May 2020, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through March 31, 2024. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at March 31, 2024 and December 31, 2023 is summarized as follows:

Debt B	As of March 31, 2024	As of December 31, 2023
Principal amount outstanding	$5,154,000	$5,154,000
Less: discounts (issuance, redemptions, warrants)	(1,818,939)	(1,818,939)
Amortization of discounts	1,818,939	1,818,939
Carrying value	$5,154,000	$5,154,000

Group C

Commencing in July 2021, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through March 31, 2024. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at March 31, 2024 and December 31, 2023 is summarized as follows:

Debt C	As of March 31, 2024	As of December 31, 2023
Principal amount outstanding	$3,945,020	$3,945,020
Less: discounts (issuance, redemptions, warrants)	(1,088,223)	(1,063,223)
Amortization of discounts	1,088,223	1,016,620
Carrying value	$3,945,020	$3,873,417

Group D

Commencing in November 2022, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through March 31, 2024. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

In connection with the Group D Convertible Notes, the Company agreed to issue an additional 400,000 shares of common stock as of March 31, 2024 to the Group D Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group D Convertible Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at March 31, 2024 and December 31, 2023 is summarized as follows:

Debt D	As of March 31, 2024	As of December 31, 2023
Principal amount outstanding	$2,000,000	$2,000,000
Less: discounts (issuance, redemptions, warrants)	(1,864,654)	(1,864,654)
Amortization of discounts	1,864,654	1,814,814
Carrying value	$2,000,000	$1,950,160

Group E

Commencing in February 2023, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through March 31, 2024. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

In connection with the Group E Convertible Notes, the Company agreed to issue an additional 220,000 shares of common stock as of March 31, 2024 to the Group E Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group E Convertible Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at March 31, 2024 and December 31, 2023 is summarized as follows:

Debt E	As of March 31, 2024	As of December 31, 2023
Principal amount outstanding	$1,100,000	$1,100,000
Less: discounts (issuance, redemptions, warrants)	(550,000)	(550,000)
Amortization of discounts	550,000	550,000
Carrying value	1,100,000	1,100,000
Less related party portion	(50,000)	(50,000)
Convertible Notes – E	$1,050,000	$1,050,000

Group F

Commencing in June 2023, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through March 31, 2024. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

In connection with the Group F Convertible Notes, the Company agreed to issue an additional 536,700 shares of common stock as of March 31, 2024 to the Group F Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group F Convertible Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at March 31, 2024 and December 31, 2023 is summarized as follows:

Debt F	As of March 31, 2024	As of December 31, 2023
Principal amount outstanding	$2,683,500	$1,932,500
Less: discounts (issuance, redemptions, warrants)	(1,391,750)	(966,250)
Amortization of discounts	820,424	415,482
Carrying value	$2,112,174	$1,381,732

Redemption Liability

The fair value of the redemption liability is calculated under Level 3 of the fair value hierarchy, is determined based upon a Probability-Weighted of Expected Returns Model (“PWERM”). This PWERM was determined to be the most appropriate method of estimating the value of possible redemption or conversion outcomes over time, since the Company has not entered into a priced equity round through March 31, 2024. The fair value of the redemption liability is calculated using the initial value of the convertible note less the debt discount rate of 12.5% in Group A, 20% in Groups B and C, and 50% in Groups D, E and F. The redemption liability is then amortized over the remaining life of the note, utilizing the interest rates of 10% and 6% respectively for the groups. The life of each note in Group A is for a set period of 3 years, and is variable in Groups B, C, D, E and F, with a range of 12 months to 3 years. The Company retains the option to negotiate an extended maturity date for Groups B, C, D, E and F. The new embedded redemption values were $475,500 and $1,541,250 for the periods ended March 31, 2024 and December 31, 2023, respectively. The redemption liability is re-measured at each period end and is summarized as follows:

	As of March 31, 2024	As of December 31, 2023
New Embedded Redemption Value – Group A	144,250	144,250
New Embedded Redemption Value – Group B	1,130,800	1,130,800
New Embedded Redemption Value – Group C	789,004	789,004
New Embedded Redemption Value – Group D	1,000,000	1,000,000
New Embedded Redemption Value – Group E	550,000	550,000
New Embedded Redemption Value – Group F	1,441,750	966,250
Ending Balance	$5,055,804	$4,580,304

Fees Associated with Convertible Debt Raise

The fees associated with the convertible debt raise are legal and investment fees associated with the issuance of the convertible notes for Groups A, B, C and D. There were no related parties who received these fees. The fees are amortized over the life of the convertible note utilizing an interest rate of 10% for Group A and 6% for Groups B, C and D. The debt issuance liability is re-measured at each period end and is summarized in the table below.

	As of March 31, 2024	As of December 31, 2023
Debt Issuance Costs
Group A	$—	$—
Group B	—	—
Group C	—	9,133
Group D	—	—
Total Net Debt Issuance	$—	$9,133

Make-whole liability — Shares due Noble Capital

In March 2020, the Company signed a new advisory agreement with Noble Capital, in lieu of cash remuneration and the company agreed to issue 4% of the Company’s shares, with an anti-dilution clause. The make-whole liability represents the shares earned for the anti-dilution of their stock position over 2020 and 2021. The 2021 year-end had the Company owing an aggregate of 233,202 shares valued in the amount of $408,413, after issuing 200,000 shares in 2020. In 2021, the Company recorded an associated expense to advisory fees of $152,482 to recognize the share value earned on the anti-dilution compensation in 2021. In 2022, the Company set aside 70,624 shares to satisfy the anti-dilution clause. In 2022, the Company recorded an associated expense to advisory fees of $282,496 to recognize the share value earned on the anti-dilution compensation in the 2022.

For the three months ended March 31, 2024 and 2023, the Company recorded an additional 0 and 16,672 shares, respectively, with an associated expense to advisory fees of $0 and $66,688, respectively, on the anti-dilution compensation.

On July 1, 2023, the make-whole liability for Noble Capital was determined to be contractually nullified. The Company unwound the liability, and it is reflected in our Statement of Stockholders’ Deficit.

Make-whole liability — Shares Officers & Directors

In January 2023, 350,000 shares of Class A common stock were issued to officers, key employees, key advisors and directors, leaving 20,000 shares in the balance to be issued to Joacim Borg, a director with a value of $80,000.

On March 1, 2023, the Company hired Alan Musso, former CFO, and, as part of his compensation contract, he was awarded 12,500 shares of common stock with a value of $4.00 per share, the $50,000 in compensation of which is reflected in the make-whole stock liability.

Alan resigned on June 30, 2023, and Christopher Acevedo, current CFO, took his position. Mr. Acevedo will be awarded the balance of Mr. Musso’s shares upon a successful initial public offering.

The Company’s make-whole share liability is summarized in the table below as of March 31, 2024.

Name	Position	# Shares	Value	Date Earned
Alan Musso	Former CFO	3,125	$12,500	March 1, 2023
Christopher Acevedo	Current CFO	9,375	37,500	Upon IPO
Joacim Borg	Director	20,000	80,000	July 1, 2022
TOTAL		32,500	$130,000

Warrants for Placement Agent — Noble Capital

In March 2020, the Company signed a new advisory agreement with Noble Capital, in lieu of cash remuneration it was provided a 10% warrant fee, in addition to cash remuneration on debt raises from Noble procured investments. The terms of the warrants are five years at an exercise price that equates to the average price the convertible debt holders paid in each debt raise round.

The number of warrants earned in 2020 was 248,855 valued at $248,855. The number of warrants earned in 2021 was 213,782, valued at $427,564. The total warrants earned as of December 31, 2022 was 162,644, valued at $325,288. No warrants were earned in 2023 or in the three months ending March 31, 2024.

Warrants earned in 2022, 2021 and 2020 have been accounted for as a discount to the associated convertible debt with the discounts amortized over the term of the related debt. The debt discount accretion expense in warrants in the three months ended March 31, 2024 and 2023 was $49,840 and $83,069, respectively. The total unamortized discount of those warrants is $0 and $49,840 as of March 31, 2024 and December 31, 2023, respectively.

Short-term Loan

An investor lent the Company $100,000 on March 7, 2024. The note is a demand note, carrying interest at 8% and was used for working capital purposes. The company intends to repay the loan in 2024.

NOTE 4 — CONVERTIBLE DEBT

Convertible Debt

The Convertible Notes are separated into seven groups — A, B, C, D, E F and BlinkBio — per the table below.

Group	Rate	Maturity	Collateral	Conversion Rate	2023 Carrying Amount	2022 Carrying Amount
A	10%	10/31/2024	None	80% – 87.5%	$1,151,032	$1,138,120
B	6%	10/31/2024	None	80%	$5,154,000	$5,154,000
C	6%	10/31/2024	None	80%	$3,873,417	$3,259,458
D	6%	10/31/2024	None	50%	$1,950,160	$1,036,026
E	6%	10/31/2024	None	50%	$1,100,000	$—
F	6%	10/31/2024	None	50%	$1,381,732	$—
Blink Bio	10%	3/15/2022	None	100%	$—	$—

Group A

Commencing in July 2018 through November 2021, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”). Interest on the unpaid principal balance accrues at a rate of 10% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest shall be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80 – 87.5% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $3,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes) or $5,000,000, depending upon the signed agreement terms.

In the event that the Company raises aggregate additional cash proceeds of at least $3,000,000 or $5,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due shall automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price. The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:

Debt A	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$1,154,000	$1,154,000
Less: discounts (issuance, redemptions)	(185,224)	(185,224)
Amortization of discounts	182,256	169,344
Carrying value	1,151,032	1,138,120
Less Related Party Portion	(100,000)	(100,000)
Convertible Notes – A	$1,051,032	$1,038,120

Group B

Commencing in May 2020, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest shall be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through December 31, 2023. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due shall automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:

Debt B	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$5,154,000	$5,154,000
Less: discounts (issuance, redemptions, warrants)	(1,818,939)	(1,818,939)
Amortization of discounts	1,818,939	1,818,939
Carrying value	$5,154,000	$5,154,000

Group C

Commencing in July 2021, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest shall be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through December 31, 2023. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due shall automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:

Debt C	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$3,945,020	$3,820,020
Less: discounts (issuance, redemptions, warrants)	(1,088,223)	(1,063,223)
Amortization of discounts	1,016,620	462,048
Carrying value	$3,873,417	$3,218,845

Group D

Commencing in November 2022, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest shall be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through December 31, 2023. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In connection with the Group D Convertible Notes, the Company agreed to issue an additional 400,000 shares of common stock as of December 31, 2023 to the Group D Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group D Convertible Notes.

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due shall automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:

Debt D	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$2,000,000	$2,000,000
Less: discounts (issuance, redemptions, warrants)	(1,864,654)	(1,539,654)
Amortization of discounts	1,814,814	376,321
Carrying value	$1,950,160	$836,667

Group E

Commencing in February 2023, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through December 31, 2023. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

In connection with the Group E Convertible Notes, the Company agreed to issue an additional 220,000 shares of common stock as of December 31, 2023 to the Group E Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group E Convertible Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:

Debt E	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$1,100,000	$—
Less: discounts (issuance, redemptions, warrants)	(550,000)	—
Amortization of discounts	550,000	—
Carrying value	1,100,000	—
Less Related Party Portion	(50,000)	—
Convertible Notes – E	$1,050,000	$—

Group F

Commencing in June 2023, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended in October 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. No such Next Equity Financing has occurred through December 31, 2023. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

In connection with the Group F Convertible Notes, the Company agreed to issue an additional 386,500 shares of common stock as of December 31, 2023 to the Group F Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group F Convertible Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost.

The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:

Debt F	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$1,932,500	$—
Less: discounts (issuance, redemptions, warrants)	(966,250)	—
Amortization of discounts	415,482	—
Carrying value	$1,381,732	$—

Redemption Liability

The fair value of the redemption liability is calculated under Level 3 of the fair value hierarchy, is determined based upon a Probability-Weighted of Expected Returns Model (“PWERM”). This PWERM was determined to be the most appropriate method of estimating the value of possible redemption or conversion outcomes over time, since the Company has not entered into a priced equity round through December 31, 2023. The fair value of the redemption liability is calculated using the initial value of the convertible note less the debt discount rate of 12.5% in Group A, 20% in Groups B and C, and 50% in Groups D, E and F. The redemption liability is then amortized over the remaining life of the note, utilizing the interest rates of 10% and 6% respectively for the groups. The life of each note in Group A is for a set period of 3 years, and is variable in Groups B, C, and D, with a range of 12 months to 3 years. The Company retains the option to negotiate an extended maturity date for Groups B, C, D, E and F. The new embedded redemption values were $1,541,250 and $1,427,000 for the years ended December 31, 2023, and 2022, respectively. The redemption liability is re-measured at each period end and is summarized as follows:

	As of December 31, 2023	As of December 31, 2022
New Embedded Redemption Value – Group A	144,250	144,250
New Embedded Redemption Value – Group B	1,130,800	1,130,800
New Embedded Redemption Value – Group C	789,004	764,004
New Embedded Redemption Value – Group D	1,000,000	1,000,000
New Embedded Redemption Value – Group E	550,000	—
New Embedded Redemption Value – Group F	966,250	—
Ending Balance	$4,580,304	$3,039,054

Fees Associated with Convertible Debt Raise

The fees associated with the convertible debt raise are legal and investment fees associated with the issuance of the convertible notes for Groups A, B, C and D. There were no related parties who received these fees. The fees are amortized over the life of the convertible note utilizing an interest rate of 10% for Group A and 6% for Groups B, C and D. The debt issuance liability is re-measured at each period end and is summarized in the table below.

	As of December 31, 2023	As of December 31, 2022
Debt Issuance
Group A	$—	$—
Group B	—	—
Group C	9,133	114,000
Group D	—	196,588
Total Net Debt Issuance	$9,133	$310,588

Make-whole liability — Shares due Noble Capital

In March 2020, the Company signed a new advisory agreement with Noble Capital, in lieu of cash remuneration and the Company agreed to issue 4% of the Company shares, with an anti-dilution clause. The Make-whole liability represents the shares earned for the anti-dilution of their stock position over 2020 and 2021. The 2021 year-end had the Company owing total cumulative additional shares of 233,202, valued in the amount of $408,413, after issuing 200,000 shares in 2020. In 2021, the Company recorded an associated expense to advisory fees of $152,482, to recognize the share value earned on the anti-dilution compensation in 2021. In 2022, the Company set aside 70,624 cumulative additional shares to satisfy the anti-dilution clause. In 2022, the Company recorded an associated expense to advisory fees of $282,496, to recognize the share value earned on the anti-dilution compensation in the current year.

In the year ended December 31, 2023, the Company recorded expense to advisory fees of $66,688 to recognize 16,672 shares earned on the anti-dilution compensation for Noble Capital.

On July 1, 2023, the make-whole liability for Noble Capital was determined to be contractually nullified. The company unwound the liability and it is reflected in the Statement of Stockholders Deficit.

Make-whole liability — Shares Officers & Directors

In addition, we owed officers, key employees, key advisors and directors cumulative shares of 390,000 shares of Class A common stock as of December 31, 2022 that had yet to be issued and was valued at $780,000 and included in the December 31, 2022 make-whole stock liability.

In January of 2023, 350,000 shares of Class A common stock were issued to officers, key employees, key advisors and directors, leaving 20,000 shares in the balance to be issued to Joacim Borg, a director, with a value of $80,000.

On March 1, 2023, the Company hired Alan Musso, former CFO, and as part of his compensation contract, he was awarded 12,500 shares of common stock with a value of $4.00 per share, the $50,000 in compensation of which is reflected in the make-whole stock liability.

Mr. Musso resigned on June 30, 2023 and Christopher Acevedo, current CFO, took his position. Mr. Acevedo will be awarded the balance of Mr. Musso’s shares, upon a successful initial public offering.

The Company’s make-whole share liability is summarized in the table below:

Name	Position	# Shares	Value	Date Earned
Alan Musso	Former CFO	3,125	$12,500	March 1, 2023
Christopher Acevedo	Current CFO	9,375	37,500	Upon IPO
Joacim Borg	Director	20,000	80,000	July 1, 2022
TOTAL		32,500	$130,000

Warrants for Placement Agent — Noble Capital

In March 2020, the Company signed a new advisory agreement with Noble Capital, in lieu of cash remuneration it was provided a 10% warrant fee, in addition to cash remuneration on debt raises from Noble procured investments. The terms of the warrants are five years at an exercise price that equates to the average price the Convertible Debt Holders paid in each debt raise round. No warrants were earned in 2023. The number of warrants earned 2022 was 136,830, valued at $273,670. The number of warrants earned in 2021 was 226,813, valued at $453,625. The total warrants earned as of December 31, 2022 was 771,143, after considering the 407,500 warrants earned in 2020 under the agreement. Warrants earned in 2022, 2021 and 2020 have been accounted for as a discount to the associated convertible debt with the discounts amortized over the term of the related debt. The debt discount accretion expense on warrants for the years ended December 31, 2023 and 2022 was $273,202 and $217,820, respectively. The total unamortized discount of those warrants was $49,840 and $323,042 as of December 31, 2023 and 2022, respectively.